Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of Telkom SA SOC LIMITED (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	May 01, 2015
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 135,186	$ 134,008
Telkom SA SOC Limited [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 411
Accrued leave liability			(411)
Deferred tax liabilities			(837)
Net assets acquired			2,153
Less: Purchase consideration			3,331
Goodwill on acquisition			1,178
Telkom SA SOC Limited [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 2,990